Janus Henderson Growth and Income Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 1.8%
General Electric Co	394,538	$65,804,993
Raytheon Technologies Corp	589,776	68,248,879
		134,053,872
Banks – 3.2%
JPMorgan Chase & Co	977,486	234,313,169
Beverages – 0.8%
Constellation Brands Inc - Class A	250,396	55,337,516
Biotechnology – 2.6%
AbbVie Inc	462,558	82,196,557
Amgen Inc	213,269	55,586,432
Gilead Sciences Inc	582,555	53,810,605
		191,593,594
Building Products – 1.0%
Trane Technologies PLC	203,024	74,986,914
Capital Markets – 6.2%
Charles Schwab Corp	432,163	31,984,384
CME Group Inc	600,715	139,504,044
Goldman Sachs Group Inc	133,600	76,502,032
Intercontinental Exchange Inc	345,894	51,541,665
Moody's Corp	85,069	40,269,112
Morgan Stanley	935,304	117,586,419
		457,387,656
Chemicals – 0.4%
Corteva Inc	506,501	28,850,297
Communications Equipment – 0.5%
Motorola Solutions Inc	85,348	39,450,406
Consumer Finance – 2.5%
American Express Co	622,709	184,813,804
Diversified Financial Services – 3.2%
Visa Inc	743,003	234,818,668
Diversified Telecommunication Services – 0.7%
Verizon Communications Inc	1,232,658	49,293,993
Electric Utilities – 1.3%
American Electric Power Co Inc	506,998	46,760,426
Xcel Energy Inc	700,824	47,319,636
		94,080,062
Electrical Equipment – 1.0%
Eaton Corp PLC	222,263	73,762,422
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp	611,111	42,441,659
Entertainment – 1.2%
Walt Disney Co	783,875	87,284,481
Food & Staples Retailing – 1.6%
Costco Wholesale Corp	69,673	63,839,280
Sysco Corp	743,624	56,857,491
		120,696,771
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	670,496	75,839,802
Medtronic PLC	930,694	74,343,837
Stryker Corp	157,840	56,830,292
		207,013,931
Health Care Providers & Services – 3.2%
HCA Healthcare Inc	240,063	72,054,910
UnitedHealth Group Inc	318,692	161,213,535
		233,268,445
Hotels, Restaurants & Leisure – 4.8%
Booking Holdings Inc	21,900	108,808,398
Las Vegas Sands Corp	748,909	38,463,966
Marriott International Inc/MD - Class A	294,001	82,008,639
McDonald's Corp	233,584	67,713,666
Royal Caribbean Cruises Ltd	249,817	57,630,284
		354,624,953
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	243,943	33,632,421

	Shares	Value
Common Stocks – (continued)
Industrial Real Estate Investment Trusts (REITs) – 0.7%
Prologis Inc	485,692	$51,337,644
Information Technology Services – 3.5%
Accenture PLC	456,513	160,596,709
International Business Machines Corp	436,475	95,950,299
		256,547,008
Insurance – 2.0%
Marsh & McLennan Cos Inc	357,601	75,958,028
Progressive Corp/The	92,866	22,251,622
Travelers Cos Inc	217,285	52,341,784
		150,551,434
Interactive Media & Services – 7.2%
Alphabet Inc - Class C	1,584,609	301,772,938
Meta Platforms Inc - Class A	386,953	226,564,851
		528,337,789
Life Sciences Tools & Services – 0.9%
Danaher Corp	301,254	69,152,856
Machinery – 1.1%
Deere & Co	185,449	78,574,741
Multi-Utilities – 1.1%
Sempra Energy	537,115	47,115,728
WEC Energy Group Inc	377,345	35,485,524
		82,601,252
Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp	627,099	90,829,019
ConocoPhillips	529,532	52,513,689
		143,342,708
Pharmaceuticals – 3.9%
Eli Lilly & Co	193,594	149,454,568
Johnson & Johnson	659,925	95,438,354
Zoetis Inc	278,554	45,384,803
		290,277,725
Professional Services – 2.5%
Automatic Data Processing Inc	432,711	126,667,491
Booz Allen Hamilton Holding Corp	466,915	60,091,961
		186,759,452
Semiconductor & Semiconductor Equipment – 9.3%
Applied Materials Inc	413,171	67,194,000
Broadcom Inc	1,323,655	306,876,175
KLA Corp	235,879	148,632,076
Lam Research Corp	589,596	42,586,519
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	391,545	77,326,222
Texas Instruments Inc	224,810	42,154,123
		684,769,115
Software – 12.7%
Intuit Inc	117,858	74,073,753
Microsoft Corp	1,457,266	614,237,619
Oracle Corp	937,304	156,192,338
Salesforce.com Inc	273,990	91,603,077
		936,106,787
Specialized Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	45,059	42,485,681
Specialty Retail – 2.7%
Home Depot Inc	280,940	109,282,851
TJX Cos Inc	756,855	91,435,652
		200,718,503
Technology Hardware, Storage & Peripherals – 7.6%
Apple Inc	1,925,981	482,304,162
Dell Technologies Inc	668,688	77,059,605
		559,363,767
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	1,088,790	82,388,739
Tobacco – 1.1%
Philip Morris International Inc	661,783	79,645,584
Total Common Stocks (cost $4,306,937,968)		7,354,665,819

	Shares	Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $7,124,776)	7,123,352	$7,124,776
Total Investments (total cost $4,314,062,744) – 99.9%		7,361,790,595
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		4,193,449
Net Assets – 100%		$7,365,984,044

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$5,004,446	$62,841,069	$(60,720,739)	$(410)	$410	$7,124,776	7,123,352	$49,755

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$7,354,665,819	$-	$-
Investment Companies	-	7,124,776	-
Total Assets	$7,354,665,819	$7,124,776	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70240 02-25